Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Value-added tax	$ 8,050	$ 8,801
Prepaid expenses	22,162	22,035
Proceeds receivable from sale of joint venture (Note 20)	12,000	0
Other short-term receivables	2,125	1,035
Total	$ 44,337	$ 31,871